Annual Fund Operating Expenses (Invesco Global Equity Fund)	12 Months Ended
May 02, 2011
Class A, Invesco Global Equity Fund
Annual Fund Operating Expenses
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.56%
Total Annual Fund Operating Expenses	1.61%
Class B, Invesco Global Equity Fund
Annual Fund Operating Expenses
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.56%
Total Annual Fund Operating Expenses	2.36%
Class C, Invesco Global Equity Fund
Annual Fund Operating Expenses
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.56%
Total Annual Fund Operating Expenses	2.36%
Class R, Invesco Global Equity Fund
Annual Fund Operating Expenses
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.56%
Total Annual Fund Operating Expenses	1.86%
Class Y, Invesco Global Equity Fund
Annual Fund Operating Expenses
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.56%
Total Annual Fund Operating Expenses	1.36%